UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McCutchen Group, LLC
Address: 925 Fourth Avenue, Suite 2288
         Seattle, WA  98104

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ms. Sara M. Taylor
Title:     Chief Compliance Officer
Phone:     206-816-6850

Signature, Place, and Date of Signing:

 /s/  Sara M. Taylor     Seattle, WA     February 29, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $100,112 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     7083   167696 SH       SOLE                   167696        0        0
ISHARES TR                     COHEN&ST RLTY    464287564      845    12032 SH       SOLE                    12032        0        0
ISHARES TR                     DJ US REAL EST   464287739     1097    19309 SH       SOLE                    19309        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     9813   198115 SH       SOLE                   198115        0        0
ISHARES TR                     RUSSELL 3000     464287689    12353   166526 SH       SOLE                   166526        0        0
ISHARES TR                     S&PCITI1-3YRTB   464288125      257     2645 SH       SOLE                     2645        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      255     2033 SH       SOLE                     2033        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     7708   132896 SH       SOLE                   132896        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      281     4030 SH       SOLE                     4030        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    13368   207900 SH       SOLE                   207900        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    29815   751944 SH       SOLE                   751944        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     4294   112377 SH       SOLE                   112377        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    12943   422552 SH       SOLE                   422552        0        0